Share Capital - Warrants (Details) - $ / shares	Jun. 10, 2024	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding			0	3,462,502
Weighted average exercise price				$ 1.74
Exercise Price of $1.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	3,125,625
Warrants exercise price	$ 0.94
Exercise Price of $11.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		336,877
Warrants exercise price		$ 9.17